PACE® Select Advisors Trust

August 1, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees ("Board") of the Trust recently approved reductions in the contractual management fee rates for such funds, effective as of August 1, 2022.

Second, this supplement updates certain information for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments. At the recommendation of UBS AM, the Board recently approved lower expense caps for such funds, effective as of August 1, 2022.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments

ZS-1186

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 4 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class Y
Management fees[1]		0.44%		0.44%
Distribution and/or service (12b-1) fees		0.25		None
Other expenses		0.35		0.41
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.34		0.40
Interest expense	0.01		0.01
Total annual fund operating expenses		1.04		0.85
Management fee waiver/expense reimbursements[3]		0.06		0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		0.98		0.73

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 4 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$471	$688	$922	$1,593
Class Y	75	259	460	1,038

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class Y
Management fees[1]		0.41%		0.41%
Distribution and/or service (12b-1) fees		0.25		None
Other expenses		0.24		0.20
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.23		0.19
Interest expense attributable to securities sold short	0.01		0.01
Total annual fund operating expenses		0.90		0.61

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 15 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$463	$651	$855	$1,441
Class Y	62	195	340	762

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 20 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees[1]	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)[2]	0.24	1.00
Total annual fund operating expenses	0.88	1.39
Management fee waiver/expense reimbursements[3]	0.06	0.82
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.82	0.57

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 20 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$307	$494	$696	$1,280
Class Y	58	359	682	1,597

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 24 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees[1]	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)	0.38	0.47
Total annual fund operating expenses	1.13	0.97
Management fee waiver/expense reimbursements[2]	0.10	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.03	0.87

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 24 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$476	$711	$965	$1,689
Class Y	89	299	527	1,181

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 29 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees[1]	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)[2]	0.30	0.28
Total annual fund operating expenses	1.15	0.88
Management fee waiver/expense reimbursements[3]	0.09	—
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	1.06	0.88

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Example" on page 29 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$479	$718	$976	$1,712
Class Y	90	281	488	1,084

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees[1]	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)[2]	0.41	0.40
Total annual fund operating expenses	1.56	1.30
Management fee waiver/expense reimbursements[3]	0.11	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	1.45	1.20

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 58 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$689	$1,005	$1,343	$2,296
Class Y	122	402	703	1,559

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 7 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]		0.44%
Distribution and/or service (12b-1) fees		None
Other expenses		0.42
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.41
Interest expense	0.01
Total annual fund operating expenses		0.86
Management fee waiver/expense reimbursements[3]		0.13
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		0.73

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 7 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$75	$261	$464	$1,049

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 17 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]		0.41%
Distribution and/or service (12b-1) fees		None
Other expenses		0.27
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.26
Interest expense attributable to securities sold short	0.01
Total annual fund operating expenses		0.68
Management fee waiver/expense reimbursements[3]		0.02
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		0.66

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 17 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$67	$216	$377	$845

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 23 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.39%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)	0.24
Total annual fund operating expenses	0.63
Management fee waiver/expense reimbursements[2]	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	0.57

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 23 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$58	$196	$345	$781

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 27 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)	0.44
Total annual fund operating expenses	0.94
Management fee waiver/expense reimbursements[2]	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	0.84

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 27 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$86	$290	$510	$1,146

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 32 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.60%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.41
Total annual fund operating expenses	1.01
Management fee waiver/expense reimbursements[3]	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.91

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Example" on page 32 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$93	$312	$548	$1,227

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 60 of the Class P Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.90%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.44
Total annual fund operating expenses	1.34
Management fee waiver/expense reimbursements[3]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	1.20

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 60 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$122	$411	$721	$1,600

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 4 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]		0.44%
Distribution and/or service (12b-1) fees		None
Other expenses		0.42
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.41
Interest expense	0.01
Total annual fund operating expenses		0.86
Management fee waiver/expense reimbursements[3]		0.32
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		0.54

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Mortgage-Backed Securities Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 4 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$55	$242	$445	$1,031

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]		0.41%
Distribution and/or service (12b-1) fees		None
Other expenses		0.27
Miscellaneous expenses (includes administration fee of 0.10%)[2]	0.26
Interest expense attributable to securities sold short	0.01
Total annual fund operating expenses		0.68
Management fee waiver/expense reimbursements[3]		0.25
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		0.43

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 14 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$44	$192	$354	$823

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 20 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.39%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.24
Total annual fund operating expenses	0.63
Management fee waiver/expense reimbursements[3]	0.32
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.31

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 20 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$32	$169	$320	$756

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 24 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.44
Total annual fund operating expenses	0.94
Management fee waiver/expense reimbursements[3]	0.47
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.47

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Global Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 24 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$48	$253	$474	$1,112

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 29 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.60%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.41
Total annual fund operating expenses	1.01
Management fee waiver/expense reimbursements[3]	0.39
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.62

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE High Yield Investments Fund Summary" and sub-captioned "Example" on page 29 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$63	$283	$520	$1,201

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.90%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[2]	0.44
Total annual fund operating expenses	1.34
Management fee waiver/expense reimbursements[3]	0.43
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.91

1  "Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 58 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$93	$382	$693	$1,575

The section captioned "Management" and sub-captioned "Management and administration fees" beginning on page 142 of the Multi-Class Prospectus, beginning on page 141 of the Class P Prospectus, and beginning on page 133 of the Class P2 Prospectus is revised by replacing the entries for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments in the following table of that sub-section in their entirety with the following:

Combined management and administrative services fee
	Assets under management	Fee
PACE Mortgage-Backed Securities Fixed Income Investments	$0 — $250 million Above $250 million up to $500 million Above $500 million up to $750 million Above $750 million up to $1 billion Above $1 billion	0.550% 0.500% 0.475% 0.450% 0.425%

Combined management and administrative services fee
	Assets under management	Fee
PACE Strategic Fixed Income Investments	$0 — $250 million Above $250 million up to $500 million Above $500 million up to $750 million Above $750 million up to $1 billion Above $1 billion up to $1.25 billion Above $1.25 billion	0.550% 0.500% 0.475% 0.450% 0.425% 0.400%
PACE Municipal Fixed Income Investments	$0 — $250 million Above $250 million up to $500 million Above $500 million up to $750 million Above $750 million up to $1 billion Above $1 billion	0.500% 0.450% 0.425% 0.400% 0.375%
PACE Global Fixed Income Investments	$0 — $500 million Above $500 million up to $1 billion Above $1 billion	0.600% 0.575% 0.550%
PACE High Yield Investments	$0 — $500 million Above $500 million up to $1 billion Above $1 billion up to $1.5 billion Above $1.5 billion up to $2 billion Above $2 billion	0.700% 0.650% 0.625% 0.600% 0.575%
PACE International Emerging Markets Equity Investments	$0 — $500 million Above $500 million up to $1 billion Above $1 billion up to $1.5 billion Above $1.5 billion up to $2 billion Above $2 billion	1.000% 0.975% 0.950% 0.925% 0.900%

II. PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 9 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)[1]	0.37	0.52
Total annual fund operating expenses	1.06	0.96
Management fee waiver/expense reimbursements[2]	0.20	0.35
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	0.86	0.61

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 0.91% for Class A and 0.66% for Class Y. Effective August 1, 2022, the expense caps are 0.86% for Class A and 0.61% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 9 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$459	$680	$919	$1,603
Class Y	62	271	497	1,146

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 68 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class Y
Management fees		1.30%		1.30%
Distribution and/or service (12b-1) fees		0.25		None
Other expenses		1.38		1.38
Miscellaneous expenses (includes administration fee of 0.10%)	0.45		0.44
Dividend expense, borrowing costs and related interest expense attributable to securities sold short[1]	0.93		0.94
Acquired fund fees and expenses[2]		0.08		0.08
Total annual fund operating expenses		3.01		2.76
Management fee waiver/expense reimbursements[3]		0.17		0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		2.84		2.60

1  "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimated amounts for the current fiscal year.

2  These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

3  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) to waive its management fees through November 30, 2022 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 1.88% for Class A and 1.63% for Class Y. Effective August 1, 2022, the expense caps are 1.83% for Class A and 1.58% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Example" on page 69 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$826	$1,419	$2,035	$3,686
Class Y	263	841	1,445	3,078

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 12 of the Class P Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.44%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[1]	0.41
Total annual fund operating expenses	0.85
Management fee waiver/expense reimbursements[2]	0.24
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	0.61

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 0.66% for Class P. Effective August 1, 2022, the expense cap is 0.61% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 12 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$62	$247	$448	$1,027

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 70 of the Class P Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees		1.30%
Distribution and/or service (12b-1) fees		None
Other expenses		1.38
Miscellaneous expenses (includes administration fee of 0.10%)	0.44
Dividend expense, borrowing costs and related interest expense attributable to securities sold short[1]	0.94
Acquired fund fees and expenses[2]		0.08
Total annual fund operating expenses		2.76
Management fee waiver/expense reimbursements[3]		0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]		2.60

1  "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimated amounts for the current fiscal year.

2  These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

3  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) to waive its management fees through November 30, 2022 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 1.63% for Class P. Effective August 1, 2022, the expense cap is 1.58% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Example" on page 70 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$263	$841	$1,445	$3,078

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-captioned "Investment management and administration arrangements" beginning on page 93 of the SAI is revised by replacing the eighth paragraph of that sub-section in its entirety with the following:

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the funds for certain operating expenses of Class A, Class Y and Class P in order to maintain the total annual operating expenses of each such class (excluding expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) through November 30, 2022 for certain funds (and through November 30, 2023 for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments) at a level not to exceed certain specified amounts as shown in the chart below. Each fund will repay UBS AM for any such waived fees/reimbursed expenses during the three-year period following the period during which UBS AM waived fees or reimbursed expenses, to the extent that repayment can be made without causing the operating expenses of the fund or class during a year in which repayment is made to exceed these expense caps.

The same section of the SAI is revised by replacing the tenth paragraph of that sub-section and the entries for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments in the following table of that sub-section in their entirety with the following:

The amounts of the expense caps for each fund and each share class are shown in the table below, and are current as of the date of this SAI (with the exception of the amounts for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments as noted below); the table also shows, for the fiscal year ended July 31, 2021, UBS AM's fee waivers/expense reimbursements (which may be subject to repayment by the funds through July 31, 2024) and recoupments.

Fund	Class A Expense Cap		Class Y Expense Cap		Class P Expense Cap		Class P2 Expense Cap	Fee waivers/ expense reimbursement	Recoupments
PACE Intermediate Fixed Income Investments	0.86	%*	0.61	%*	0.61	%*	N/A	619,450	—
PACE Alternative Strategies Investments	1.83	**	1.58	**	1.58	**	N/A	336,480	—

*  The expense caps shown for PACE Intermediate Fixed Income Investments above are effective as of August 1, 2022. Prior to August 1, 2022, the expense caps for this fund were as follows: 0.91% for Class A, 0.66% for Class Y and 0.66% for Class P.

**  The expense caps shown for PACE Alternative Strategies Investments above are effective as of August 1, 2022. Prior to August 1, 2022, the expense caps for this fund were as follows: 1.88% for Class A, 1.63% for Class Y and 1.63% for Class P.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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